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Form 13F Report for the Calendar Year or Quarter Ended:                9/30/2005

Check here if Amendment [  ]; Amendment Number:
                                               -------------
  This Amendment (check only one):             [  ] is a restatement
                                               [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Horizon Bancorp
Address: 515 Franklin Square
         Michigan City, IN  46360

Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:   James H. Foglesong
Title:  Chief Financial Officer
Phone:  219-873-2608

Signature, Place, and Date of Signing:

/s/ James H. Foglesong, Chief Financial Officer               Michigan City, IN
-----------------------------------------------               ------------------
                                                              Place
11/9/2005
---------
Date

Report Type (check only one):
                                         [X] 13F Holdings Report
                                         [ ] 13F Notice
                                         [ ] 13F Combination Report

List of Other Managers Reporting for this Manager:    Horizon Trust & Investment
                                                      Management


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Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       50

Form 13F Information Table Value Total:                              $46,677,199


List of Other Included Managers:           Horizon Trust & Investment Management


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

                                                                       -------------------------               --------------------
                                                                       INVESTMENT DIRECTION (6)                VOTING AUTHORITY (8)
                                                                       -------------------------               --------------------
                                                              SHARES/          SHARED-   SHARED-  OTHER
    NAME OF ISSUER (1)     TYPE (2) CUSIP (3)     MARKET (4)  PV (5)    SOLE   DEFINED   OTHER   MANAGERS (7)  SOLE  SHARED   NONE
    ------------------     -------- ---------     ---------  --------  ------------------------- -----------   --------------------

Abbott Laboratories         Equity  002824100       417428       9845       0       9845    0    Not           646      0     9199
                                                                                                 Applicable
Aberdeen Asia-Pac Income
  Fund                      Equity  003009107        62500      10000       0      10000    0                     0      0    10000
Alcoa Inc Com Stk           Equity  013817101       565763      23168    9869      13299    0                  7127      0    16041
Alltel Corp                 Equity  020039103      1132002      17386    7810       9576    0                  5258     50    12078
Altria Group, Inc.          Equity  02209S103       985208      13366     200      13166    0                  1550      0    11816
Amgen Inc                   Equity  031162100       904494      11353    5125       6228    0                  3160      0     8193
Apache Corp                 Equity  037411105      1021262      13577    5788       7789    0                  3756      0     9821
BP Amoco PLC, ADR's         Equity  055622104      1933426      27289       0      27289    0                   275      0    27014
Berkshire Hathaway Inc
  Del Cl A                  Equity  084670108       328000          4       0          4    0                     0      0        4
Berkshire Hathaway,
  Inc. Cl B                 Equity  084670207       513428        188      18        170    0                     2      0      186
Cendant Corp.               Equity  151313103       862525      41789   19525      22264    0                 11789      0    30000
Chevron Corporation         Equity  166764100      1596307      24661    9312      15349    0                  7164      0    17497
Citigroup, Inc.             Equity  172967101      1368331      30060   12119      17941    0                  8476      0    21584
Costco Wholesale Corp       Equity  22160K105       427194       9914    4667       5247    0                  2949      0     6965
DNP Select Income
  Fund Inc.                 Equity  23325P104      1359322     117284       0     117284    0                 11975    900   104409
Du Pont DE Nemours          Equity  263534109       528677      13497    4464       9033    0                  3845    100     9552
Exxon Mobil Corp            Equity  30231G102       446559       7028       0       7028    0                   400      0     6628
General Electric Company    Equity  369604103      1969863      58505   17183      41322    0                 17485      0    41020
Goldman Sachs Group         Equity  38141G104      1161818       9556    4625       4931    0                  2870      0     6686
Harley-Davidson             Equity  412822108       917066      18932    8113      10819    0                  5548    100    13284
Home Depot Incorporated     Equity  437076102      1104916      28970   11952      17018    0                  7849      0    21121
Hubbell Inc Cl B            Equity  443510201       256942       5475       0       5475    0                     0      0     5475
International Business
  Machines Corp             Equity  459200101      1008446      12571    4667       7904    0                  2864      0     9707
Intuit                      Equity  461202103       621918      13879    6467       7412    0                  3993      0     9886
Ishares Goldman Sachs
  Tech I                    Equity  464287549      2155450      46878   22046      24832    0                 13933     95    32850
Johnson & Johnson           Equity  478160104      1267625      20032    6884      13148    0                  5066     40    14926
L-3 Communications
  Holdings, Inc.            Equity  502424104      1051789      13302    6031       7271    0                  3912      0     9390
Laboratory Corp of
  Amer Hldgs                Equity  50540R409       589196      12096    5970       6126    0                  3702      0     8394
Estee Lauder Cosmetics
  Inc Cl A                  Equity  518439104       408068      11716    5702       6014    0                  3424      0     8292
MBNA Corporation            Equity  55262L100      1375356      55818   18385      37433    0                 13512    375    41931
Medtronic Inc               Equity  585055106       986125      18391    8124      10267    0                  5355    100    12936

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
Microsoft Corporation       Equity  594918104      1147018      44579   18498      26081    0                 12129      0    32450
N. Fork Bancorporation Inc  Equity  659424105       719636      28221   13071      15150    0                  8794      0    19427
Northern Trust Corp         Equity  665859104      1095368      21669    8975      12694    0                  6130    200    15339
Omnicom Group Inc           Equity  681919106       813385       9726    4685       5041    0                  2878      0     6848
Pepsico Inc                 Equity  713448108      1032803      18212    6885      11327    0                  6554      0    11658
Pfizer Inc.                 Equity  717081103       990260      39658   15319      24339    0                 10404      0    29254
Procter & Gamble CO         Equity  742718109       931619      15668    6758       8910    0                  5069      0    10599
Qualcomm Inc                Equity  747525103       475603      10628    4291       6337    0                  2922      0     7706
Royal Dutch Shell
  PLC-ADR A                 Equity  780259206      1597940      24344    8946      15398    0                  6839      0    17505
Utilities Select Sector
  SPDR                      Equity  81369Y886       854986      25446   13049      12397    0                  7848      0    17598
Starbucks Corp              Equity  855244109       681310      13599    6014       7585    0                  4014      0     9585
Teva Pharmaceutical
  Inds Ltd                  Equity  881624209      1212244      36273   15051      21222    0                 10859      0    25414
Tyco International Ltd.     Equity  902124106       942583      33845   15264      18581    0                  9366      0    24479
Vectren Corp                Equity  92240G101       254470       8976       0       8976    0                     0      0     8976
Wal-Mart Stores Inc         Equity  931142103       837882      19121    7683      11438    0                  5624      0    13497
Walgreen CO                 Equity  931422109      1359724      31294    9486      21808    0                  6676      0    24618
Wellpoint Inc               Equity  94973V107       304114       4011       0       4011    0                  1419    200     2392
Wells Fargo & CO New        Equity  949746101      1567157      26757    8108      18649    0                  7166    100    19491
Flextronics International
  Ltd                       Equity  Y2573F102       532093      41408   17988      23420    0                 11079      0    30329

                                               ----------------------------------------------               -----------------------
                                               $46,677,199  1,149,965 385,117    764,848    0               283,655  2,260  864,050
                                               ==============================================               =======================
